Expense Example	Aug. 16, 2026 USD ($)
Brickworks Core US Equity ETF | Brickworks Core US Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Brickworks Extended Market ETF | Brickworks Extended Market ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208